United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-3289

(Registrant’s Telephone Number)

Evan S. Posner

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/22

Date of Reporting Period: Six months ended 08/31/2021

Item 1. Reports to Stockholders

Money Market Fund

Semi-Annual Shareholder Report

August 31, 2021 (Unaudited)

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

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Fund Facts (Unaudited)

Investment Objective: The Edward Jones Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund,” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Portfolio Characteristics:

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	78.9%
8 - 30 Days	6.3
31 - 90 Days	7.0
91 - 180 Days	0.7
181 Days or more	5.3
Other Assets and Liabilities—Net[2]	1.8
TOTAL	100.0%

Portfolio Composition by Security Type[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	13.6%
U.S. Treasury Securities	21.8
Repurchase Agreements	62.8
Other Assets and Liabilities—Net[2]	1.8
TOTAL	100.0%

Statistics
Weighted Average Maturity[4]	25 Days
Weighted Average Life[5]	85 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[4]

Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]

Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Semi-Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment adviser fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2021	Ending Account Value 8/31/2021	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,000.10	0.06%	$0.30
Retirement Shares	$1,000.00	$1,000.10	0.06%	$0.30
Hypothetical:
Investment Shares	$1,000.00	$1,024.90	0.06%	$0.31
Retirement Shares	$1,000.00	$1,024.90	0.06%	$0.31

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2021 (Unaudited)

	Principal Amount	Value

U.S GOVERNMENT AGENCY SECURITIES—13.6%

Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 9/1/2021[1]	$100,000,000	$99,997,009

Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 9/1/2021[1]	215,000,000	214,978,582

Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 9/1/2021[1]	160,000,000	159,989,583

Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 9/1/2021[1]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 9/1/2021[1]	75,000,000	75,000,000

Federal Farm Credit System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.145%), 9/1/2021[1]	60,000,000	60,000,000

Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 9/1/2021[1]	115,000,000	115,000,000

Federal Farm Credit System Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.300%), 9/1/2021[1]	75,000,000	75,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 9/1/2021[1]	111,000,000	111,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 9/1/2021[1]	235,000,000	235,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 9/1/2021[1]	150,000,000	150,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 9/1/2021[1]	620,000,000	620,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 9/1/2021[1]	75,750,000	75,750,000

Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 9/1/2021[1]	170,000,000	170,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 9/1/2021[1]	75,000,000	75,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 9/1/2021[1]	130,000,000	130,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.115%), 9/1/2021[1]	56,000,000	56,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 9/1/2021[1]	200,000,000	200,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.150%), 9/1/2021[1]	125,000,000	125,000,000

Federal Home Loan Bank System, 0.030% - 0.125%, 9/30/2021 - 11/29/2021	548,000,000	547,995,582

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 9/1/2021[1]	200,000,000	200,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 9/1/2021[1]	100,000,000	100,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 9/1/2021[1]	40,000,000	40,000,000

Federal National Mortgage Association Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.170%), 9/1/2021[1]	84,000,000	84,000,000

Federal National Mortgage Association Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 9/1/2021[1]	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value

U.S GOVERNMENT AGENCY SECURITIES—(continued)

Federal National Mortgage Association Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.190%), 9/1/2021[1]	$79,500,000	$79,494,088

Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 9/1/2021[1]	75,000,000	75,000,000

Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.220%), 9/1/2021[1]	75,000,000	75,000,000

Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.230%), 9/1/2021[1]	100,000,000	100,000,000

Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.270%), 9/1/2021[1]	145,000,000	145,000,000

Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.320%), 9/1/2021[1]	152,000,000	152,000,000

Federal National Mortgage Association Floating Rate Notes, 0.440% (Secured Overnight Financing Rate +0.390%), 9/1/2021[1]	84,000,000	84,000,000

Total U.S Government Agency Securities		4,585,204,844

U.S. TREASURY SECURITIES—21.8%

U.S. Treasury Bill, 0.015%, 9/21/2021	350,000,000	349,997,084

U.S. Treasury Bill, 0.020%, 9/14/2021	410,000,000	409,997,039

U.S. Treasury Bill, 0.020%, 9/28/2021	350,000,000	349,994,750

U.S. Treasury Bill, 0.025%, 9/16/2021	160,000,000	159,998,333

U.S. Treasury Bill, 0.025%, 9/9/2021	225,000,000	224,998,750

U.S. Treasury Bill, 0.035%, 11/4/2021	140,000,000	139,991,289

U.S. Treasury Bill, 0.037%, 10/28/2021	149,000,000	148,991,153

U.S. Treasury Bill, 0.040%, 10/14/2021	550,000,000	549,973,723

U.S. Treasury Bill, 0.040%, 10/21/2021	650,500,000	650,463,861

U.S. Treasury Bill, 0.040%, 9/23/2021	535,000,000	534,986,922

U.S. Treasury Bill, 0.080%, 8/11/2022	400,000,000	399,694,222

U.S. Treasury Bill, 0.110%, 12/2/2021	175,000,000	174,950,806

U.S. Treasury Bills, 0.073% - 0.075%, 7/14/2022	332,050,000	331,833,763

U.S. Treasury Bond, 8.000%, 11/15/2021	150,000,000	152,427,972

U.S. Treasury Floating Rate Notes, 0.074% (91-day T-Bill +0.029%), 9/8/2021[1]	140,000,000	140,000,000

U.S. Treasury Floating Rate Notes, 0.079% (91-day T-Bill +0.034%), 9/8/2021[1]	530,000,000	530,023,550

U.S. Treasury Floating Rate Notes, 0.094% (91-day T-Bill +0.049%), 9/8/2021[1]	425,000,000	425,028,703

U.S. Treasury Floating Rate Notes, 0.100% (91-day T-Bill +0.055%), 9/8/2021[1]	200,000,000	199,999,997

U.S. Treasury Floating Rate Notes, 0.199% (91-day T-Bill +0.154%), 9/8/2021[1]	34,000,000	34,000,000

U.S. Treasury Floating Rate Notes, 0.345% (91-day T-Bill +0.300%), 9/8/2021[1]	88,200,000	88,204,705

U.S. Treasury Note, 1.500%, 9/15/2022	86,750,000	88,021,914

U.S. Treasury Note, 1.750%, 2/28/2022	38,000,000	38,310,790

U.S. Treasury Note, 1.750%, 5/15/2022	55,000,000	55,647,681

U.S. Treasury Note, 1.750%, 6/15/2022	186,000,000	188,454,725

U.S. Treasury Note, 1.750%, 6/30/2022	52,000,000	52,720,272

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value

U.S. TREASURY SECURITIES—(continued)

U.S. Treasury Note, 2.000%, 12/31/2021	$60,000,000	$60,379,083

U.S. Treasury Note, 2.875%, 11/15/2021	100,000,000	100,566,060

U.S. Treasury Notes, 0.125% - 1.875%, 5/31/2022	171,900,000	172,806,003

U.S. Treasury Notes, 0.125% - 1.875%, 8/31/2022	265,000,000	265,377,344

U.S. Treasury Notes, 1.250% - 1.500%, 10/31/2021	182,000,000	182,381,222

U.S. Treasury Notes, 1.875% - 2.000%, 7/31/2022	180,000,000	183,043,015

Total U.S. Treasury Securities		7,383,264,731

REPURCHASE AGREEMENTS—62.8%

Interest in $350,000,000 joint repurchase agreement 0.06%, dated 8/31/2021 under which Bank of Montreal will repurchase securities provided as collateral for $350,000,535 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.597% - 5.000%, with various maturities to 9/20/2069 and the market value of those underlying securities was $357,590,159.	150,000,000	150,000,000

Interest in $250,000,000 joint repurchase agreement 0.06%, dated 8/2/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,012,917 on 9/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.300% - 7.500%, with various maturities to 5/20/2069 and the market value of those underlying securities was $255,743,854.[2]	100,000,000	100,000,000

Interest in $250,000,000 joint repurchase agreement 0.07%, dated 7/9/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,030,625 on 9/10/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.300% - 6.500%, with various maturities to 7/20/2069 and the market value of those underlying securities was $255,613,023.[2]	50,000,000	50,000,000

Repurchase agreement 0.06%, dated 8/31/2021 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,000,417 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 5.000%, with various maturities to 5/20/2051 and the market value of those underlying securities was $255,000,425.	250,000,000	250,000,000

Repurchase agreement 0.06%, dated 8/31/2021 under Repurchase agreement 0.06%, which BMO Capital Markets Corp. will repurchase securities provided as collateral for $600,000,917 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.430% - 11.250%, with various maturities to 8/20/2071 and the market value of those underlying securities was $617,600,615.	600,000,000	600,000,000

Interest in $500,000,000 joint repurchase agreement 0.06%, dated 8/5/2021 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,027,500 on 9/7/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.250%, with various maturities to 7/20/2071 and the market value of those underlying securities was $513,195,878.[2]	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 0.05%, dated 8/31/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $150,000,208 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.500% - 4.000%, with various maturities to 8/20/2051 and the market value of those underlying securities was $153,000,213.	$150,000,000	$150,000,000

Repurchase agreement 0.05%, dated 8/31/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $500,000,694 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 5.000%, with various maturities to 9/1/2051 and the market value of those underlying securities was $510,000,709.	500,000,000	500,000,000

Repurchase agreement 0.06%, dated 8/31/2021 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,417 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 0.105% - 5.500%, with various maturities to 4/20/2071 and the market value of those underlying securities was $255,000,434.	250,000,000	250,000,000

Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 8/31/2021 under which Citigroup Global Markets, Inc, will repurchase securities provided as collateral for $1,750,023,819 on 9/17/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities, 0.130% - 2.500%, with various maturities to 9/25/2050 and the market value of those underlying securities was $1,785,004,766.[1,2]	500,000,000	500,000,000

Repurchase agreement 0.05%, dated 8/31/2021 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $13,000,018,056 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities , 0.250% - 2.500%, with various maturities to 5/15/2046 and the market value of those underlying securities was $13,000,018,113.	13,000,000,000	13,000,000,000

Repurchase agreement 0.06%, dated 8/31/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,000,153 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.000% - 7.000%, with various maturities to 10/15/2060 and the market value of those underlying securities was $102,739,932.	100,000,000	100,000,000

Repurchase agreement 0.06%, dated 8/31/2021 under which Pershing LLC will repurchase securities provided as collateral for $300,000,500 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.875%, with various maturities to 7/20/2071 and the market value of those underlying securities was $306,853,504.	300,000,000	300,000,000

Repurchase agreement 0.06%, dated 8/31/2021 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,000,458 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.581% - 8.000%, with various maturities to 8/20/2065 and the market value of those underlying securities was $308,882,834.	300,000,000	300,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 0.06%, dated 3/18/2021 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $500,155,000 on 9/21/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.125% - 6.250%, with various maturities to 8/20/2051 and the market value of those underlying securities was $510,158,155.[2]	$500,000,000	$500,000,000

Repurchase agreement 0.06%, dated 8/31/2021 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $500,000,764 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 4.500% with various maturities to 8/20/2051 and the market value of those underlying securities was $510,000,845.	500,000,000	500,000,000

Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 7/6/2021 under which Royal Bank of Canada will repurchase securities provided as collateral for $2,000,306,667 on 10/6/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 0.750% - 8.500%, with various maturities to 5/1/2058 and the market value of those underlying securities was $2,040,987,738.[2]	400,000,000	400,000,000

Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 7/7/2021 under which Royal Bank of Canada will repurchase securities provided as collateral for $2,000,310,000 on 10/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 5.000%, with various maturities to 7/1/2056 and the market value of those underlying securities was $2,040,807,369.[2]	400,000,000	400,000,000

Interest in $700,000,000 joint repurchase agreement 0.06%, dated 8/3/2021 under which Royal Bank of Canada will repurchase securities provided as collateral for $700,105,000 on 11/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.125% - 4.625%, with various maturities to 12/20/2050 and the market value of those underlying securities was $714,241,213.[2]	200,000,000	200,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 8/9/2021 under which Royal Bank of Canada will repurchase securities provided as collateral for $1,000,151,667 on 11/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 5.000%, with various maturities to 2/1/2057 and the market value of those underlying securities was $1,020,154,700.[2]	200,000,000	200,000,000

Repurchase agreement 0.06%, dated 8/31/2021 under which Standard Chartered Bank will repurchase securities provided as collateral for $250,000,382 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 3.875%, with various maturities to 2/15/2050 and the market value of those underlying securities was $255,000,488.	250,000,000	250,000,000

Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 8/31/2021 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,004,583 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 5.000% with various maturities to 12/20/2050 and the market value of those underlying securities was $3,060,004,675.	1,709,000,000	1,709,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 0.06%, dated 8/31/2021 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,000,878 on 9/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 3.000%, with various maturities to 9/1/2051 and the market value of those underlying securities was $586,500,896.	$575,000,000	$575,000,000

Interest in $200,000,000 joint repurchase agreement 0.06%, dated 8/31/2021 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $200,000,333 on 9/1/2021. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security, 2.500%, maturing on 4/1/2036 and the market value of that underlying security was $204,000,341.	187,000,000	187,000,000

Total Repurchase Agreements		21,271,000,000

Total Investments—98.2% (at amortized cost)[3]		33,239,469,575

Other Assets and Liabilities – Net—1.8%		620,742,806

TOTAL NET ASSETS—100%		$33,860,212,381

[1]	Floating rate instruments with current rate(s) and next reset date(s) shown.

[2]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[3]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2021 (Unaudited)

Assets:
Investment in repurchase agreements	$21,271,000,000
Investment in securities	11,968,469,575

Total investment in securities, at amortized cost and fair value	33,239,469,575
Cash	514,540
Income receivable	9,128,131
Receivable for shares sold	805,592,564
Prepaid expenses	574,922

Total Assets	34,055,279,732

Liabilities:
Payable for shares redeemed	193,191,592
Income distribution payable	74,802
Payable to Adviser	603,065
Payable for Trustees’ fees	14,685
Accrued expenses	1,183,207

Total Liabilities	195,067,351

Net Assets	$33,860,212,381

Net Assets Consist of:
Paid-in capital	$33,860,194,267
Distributable earnings	18,114

Net Assets	$33,860,212,381

Net Asset Value
Investment Shares:
Net Assets	$24,183,201,174
Shares Outstanding	24,183,188,152
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$9,677,011,207
Shares Outstanding	9,677,006,068
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended August 31, 2021 (Unaudited)

Investment Income:
Interest	$11,386,241

Expenses:
Investment adviser fees	34,148,045
12b-1 distribution service fees:
Investment shares	30,660,351
Retirement shares	12,024,705
Transfer agent fees:
Investment shares	7,571,121
Retirement shares	19,105,115
Shareholder service fees:
Investment shares	18,396,210
Retirement shares	7,214,823
Share registration fees	1,444,639
Printing and mailing fees	847,504
Accounting and administrative fees	431,769
Professional fees	394,820
Trustees’ fees	198,334
Custodian fees	196,950
Miscellaneous fees	203,964

Total Expenses Before Fee Waivers/Reimbursements	132,838,350

Voluntary waivers/reimbursements of other operating expenses	(123,159,509)

Net Expenses	9,678,841

Net Investment Income	1,707,400

Net Increase in Net Assets Resulting from Operations	$1,707,400

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Six Months Ended 8/31/2021 (Unaudited)	Year Ended 2/28/2021
Operations:
Net investment income	$1,707,400	$12,319,601
Net realized gain on investments	—	99,627

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,707,400	12,419,228

Distributions to Shareholders From Distributable Earnings:
Investment shares	(1,226,413)	(9,207,268)
Retirement shares	(480,988)	(3,159,605)

Total Distributions	(1,707,401)	(12,366,873)

Capital Transactions
Investment shares
Proceeds from shares sold	44,836,953,405	81,312,212,712
Reinvestment of dividends	1,130,920	14,126,292
Cost of shares redeemed	(45,470,516,121)	(78,749,443,924)

Net increase/(decrease) from capital transactions	(632,431,796)	2,576,895,080

Retirement shares
Proceeds from shares sold	48,484,929,719	85,294,980,055
Reinvestment of dividends	382,612	4,512,349
Cost of shares redeemed	(49,050,885,862)	(82,613,101,478)

Net increase/(decrease) from capital transactions	(565,573,531)	2,686,390,926

Net Change Resulting from Total Fund Share Transactions	(1,198,005,327)	5,263,286,006

Net Increase/(Decrease) in Net Assets	$(1,198,005,328)	$5,263,338,361

Net Assets:
Beginning of period	$35,058,217,709	$29,794,879,348

End of period	$33,860,212,381	$35,058,217,709

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	24,815,619,948	22,238,724,868
Shares sold	44,836,953,405	81,312,212,712
Shares issued to holders in reinvestment of dividends	1,130,920	14,126,292
Shares redeemed	(45,470,516,121)	(78,749,443,924)

Shares Outstanding, End of Period	24,183,188,152	24,815,619,948

Retirement Shares
Shares outstanding, beginning of period	10,242,579,599	7,556,188,673
Shares sold	48,484,929,719	85,294,980,055
Shares issued to holders in reinvestment of dividends	382,612	4,512,349
Shares redeemed	(49,050,885,862)	(82,613,101,478)

Shares Outstanding, End of Period	9,677,006,068	10,242,579,599

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Financial Highlights — Investment Shares

Per Share Operating Performance	Six Months Ended 8/31/2021 (Unaudited)	Year Ended February 28 or 29,
		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.000 [1]	0.000 [1]	0.014	0.014	0.004	0.000 [1]

Net realized gain/(loss) on investments	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.000 [1]	0.000 [1]	0.014	0.014	0.004	0.000 [1]

Less Distributions From:

Net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.014)	(0.004)	(0.000)[1]

Net realized gain/(loss) on investments	—	—	—	—	(0.000)[1]	(0.000)[1]

Total Distributions	(0.000)[1]	(0.000)[1]	(0.014)	(0.014)	(0.004)	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.04%	1.45%	1.36%	0.36%	0.01%

Supplemental Data:

Net assets, end of period (000’s omitted)	$24,183,201	$24,815,633	$22,238,699	$23,269,338	$16,473,982	$15,986,777

Ratios to Average Net Assets:[3]

Expenses before waivers	0.68%	0.68%	0.69%	0.71%	0.70%	0.80%

Expenses net of waivers	0.06%	0.25%	0.69%	0.71%	0.70%	0.47%

Net investment income	0.01%	0.04%	1.44%	1.39%	0.36%	0.01%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Financial Highlights — Retirement Shares

Per Share Operating Performance	Six Months Ended 8/31/2021 (Unaudited)	Year Ended February 28 or 29,
		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.000 [1]	0.000 [1]	0.014	0.013	0.003	0.000 [1]

Net realized gain/(loss) on investments	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.000 [1]	0.000 [1]	0.014	0.013	0.003	0.000 [1]

Less Distributions From:

Net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.013)	(0.003)	(0.000)[1]

Net realized gain/(loss) on investments	—	—	—	—	(0.000)[1]	(0.000)[1]

Total Distributions	(0.000)[1]	(0.000)[1]	(0.014)	(0.013)	(0.003)	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.04%	1.42%	1.35%	0.34%	0.01%

Supplemental Data:

Net assets, end of period (000’s omitted)	$9,677,011	$10,242,585	$7,556,180	$7,278,308	$6,536,200	$5,431,516

Ratios to Average Net Assets:[3]

Expenses before waivers	1.02%	1.05%	1.15%	1.17%	1.08%	0.91%

Expenses net of waivers	0.06%	0.25%	0.72%	0.72%	0.72%	0.47%

Net investment income	0.01%	0.03%	1.41%	1.35%	0.34%	0.01%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2021 (Unaudited)

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Passport Research, Ltd. (“Passport” or “Adviser”), a wholly owned subsidiary of Edward D. Jones & Co., L.P. (“Edward Jones”), serves as the Fund’s investment adviser and administrator. Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) serve as the Fund’s Sub-adviser and Sub-Administrator, respectively.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of August 31, 2021, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications – Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2021 (Unaudited) (Continued)

of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2021 (Unaudited) (Continued)

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (the “Valuation Committee”) comprised of officers and representatives of the Fund and Passport to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or Sub-adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Trustees retain the authority to make or ratify any valuation decisions.

b) Fair Value Hierarchy – Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2021, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee – Passport, an investment adviser registered with the U.S. Securities Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated January 27, 2017 (the “Advisory Agreement”).

As the investment adviser, Passport has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser. For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement – The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2021 (Unaudited) (Continued)

expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement are subject to recoupment by the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments), as accrued each month, does not exceed the expense cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2022, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward Jones voluntarily waived $14,379,892 of transfer agent fees during the six months ended August 31, 2021. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator) or waive all or a portion of its fees for the Fund to the extent necessary to attempt to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). Further, the Sub-adviser and the Sub-Administrator have agreed to voluntarily waive, to the extent necessary after implementation of the Adviser Voluntary Reduction, a portion of their fees for the Fund to attempt to maintain a positive yield (the “Federated Voluntary Reduction” and, together with the Adviser Voluntary Reduction, the “Voluntary Reductions”). The Voluntary Reductions are not subject to recoupment and can be discontinued or reinstated at any time without advance notice. There is no guarantee that the Voluntary Reductions will be in effect at any given time or that the Fund will be able to maintain a positive yield. The Adviser, its affiliates and the Sub-adviser voluntarily waived $108,779,617 of transfer agent, shareholder service, 12b-1 and investment adviser fees to maintain a positive yield during the six months ended August 31, 2021.

Sub-advisory Fee – Pursuant to the terms of the Sub-advisory and Sub-Administration Agreement, the Sub-adviser provides sub-advisory services to the Fund, including buying and selling portfolio securities, and the Sub-Administrator, an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its sub-advisory and sub-administrative services, the Sub-adviser and the Sub-Administrator receive an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory and Sub-Administration Agreement. The amounts paid to the Sub-adviser and the Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

Sub-Sub-Advisory Agreement with Federated Hermes (UK) LLP – In the event that a business continuity planning event causes the complete or partial inability of the Sub-adviser to perform the investment sub-advisory services under the Sub-advisory and Sub-Administration Agreement (a “BCP Event”), the Sub-adviser will delegate its duties and obligations with respect to investment sub-advisory services (but not sub-administrative services) under the Sub-advisory

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2021 (Unaudited) (Continued)

and Sub-Administration Agreement to Federated Hermes (UK) LLP (the “Sub-Sub-adviser”), an affiliate of the Sub-adviser, for the duration of the BCP Event pursuant to a Sub-Sub-Advisory Agreement (the “Sub-Sub-Advisory Agreement”). Any fees payable to the Sub-Sub-Advisory Agreement will be paid by the Sub-adviser (and not the Adviser or the Fund).

12b-1 Distribution Service Fees – The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for services provided to Investment Shares and Retirement Shares shareholders.

Shareholder Service Fees – The Trustees have adopted a shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts.

Transfer Agent – Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the size, type and number of accounts in the Fund.

Affiliated Transactions – The Fund may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trustees and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2021, the aggregate value of purchases and sales cross trades with other funds or accounts were $0 and $0, respectively.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2021 and February 29, 2020 were as follows:

	2021	2020
Ordinary income[1]	$12,366,873	$416,569,217
Long-term capital gains	—	—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$71,314

7. RISKS

Investing in the Fund may involve certain risks including, but not limited to, those described below. Please refer to the Fund’s prospectus and statement of additional information for more information on risks associated with investing in the Fund.

Investment Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance

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Notes to Financial Statements

August 31, 2021 (Unaudited) (Continued)

Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s Share price.

LIBOR Replacement Risk – The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (“LIBOR”) rates after 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. On March 5, 2021, the ICE Benchmark Administration clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Counterparty Risk – A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction.

Interest Rate Risk – Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, if interest rates decline, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low or negative interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Technology Risk – Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

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Notes to Financial Statements

August 31, 2021 (Unaudited) (Continued)

Risk Related to the Economy – The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as cyberattacks, government defaults, government shutdowns, war, acts of terrorism, regional conflicts, social unrest, and recessions, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Fund cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

The Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund as defined by the 1940 Act (i.e., “Interested” Trustees) and those who are not (i.e., the “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. No Trustee oversees, nor receives compensation from, any other fund within the Fund Complex. The Fund Complex includes the Fund and the eleven series of the Bridge Builder Trust, which are advised by Olive Street Investment Advisers, LLC, an affiliate of the Adviser. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND[1]
Name	Role	Term	Principal Occupation For the Past Five Years or Longer	Other Directorships Held During Past Five Years

Timothy Jacoby (Born: 1952)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Partner at Deloitte & Touche LLP (2000 - 2014)	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018 - 2020); Independent Trustee, Exchange Traded Concepts Trust (16 portfolios) (2014 - present); and Exchange Listed Funds Trust (12 portfolios) (2014 - present).

Maureen Leary-Jago (Born: 1957)	Lead Independent Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Senior Global Advisor at MFS (2004 - 2016)	None.

David Sylvester (Born: 1950)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Portfolio Manager at Wells Fargo & Co. (1979 - 2015)	Trustee, Minnehaha Academy.

INTERESTED TRUSTEE OF THE FUND[2]
Name	Role	Term	Principal Occupation For the Past Five Years or Longer	Other Directorships Held During Past Five Years

Lena Haas (Born: 1975)	Chair-person and Trustee	Indefinite Term, Began Serving: October 2018

Principal, Products (March 2020 - present) and Principal, Banking and Trust Services at Edward Jones (November 2017 - March 2020);

Previously, Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011 - 2017)

Director, Craft Alliance Center of Art and Design.

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

OFFICERS OF THE FUND
Name	Role	Term	Principal Occupation For the Past Five Years or Longer

Julius A. Drelick III (Born: 1966)	President	Officer since: 2017	Director of Fund Administration and Strategic Products at Edward Jones (since 2016); Previously, Vice President of the Fund (2017 - 2019); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2014 - 2016); Senior Vice President of Mutual Fund Compliance at Voya Investment Management, LLC (2013); Vice President, Head of Mutual Fund Product Development and Strategic Planning at Voya Investment Management, LLC (2007 - 2013).

Aaron J. Masek (Born: 1974)	Treasurer	Officer since: 2017	Director, Mutual Fund Oversight at Edward Jones (since 2015); Previously, Vice President and Treasurer at AQR Funds (2010 - 2015).

Paul W. Felsch (Born: 1982)	Chief Compliance Officer and Vice President	Officer since: 2020	Senior Compliance Counsel, Edward Jones (since 2016); Previously, Associate Compliance Counsel, Edward Jones (2013 - 2016).

Evan S. Posner* (Born: 1979)	Secretary	Officer since: 2021	Associate General Counsel, Edward Jones (since 2018); Previously, Assistant Secretary of the Fund (2019 - 2021); Previously, Vice President and Counsel, Voya Investment Management (2012 - 2018).

James E. Goundrey** (Born: 1977)	Assistant Secretary	Officer since: 2021	Associate General Counsel at Edward Jones (since 2019); Previously, Vice President, Senior Counsel at State Street Global Advisors (2015 - 2019).

[1]	The Trustees of the Fund who are not “interested persons” of the Fund as defined by the 1940 Act (“Independent Trustees”).

[2]

Ms. Haas is an “interested person” of the Fund as defined by the 1940 Act by virtue of the fact that she is an affiliated person of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P., and the Fund’s distributor.

*	Effective as of the close of business on July 21, 2021, Scott K. Richardson resigned as Secretary of the Fund. Effective July 22, 2021, Evan S. Posner was appointed Secretary of the Fund.

**

Effective as of the close of business on July 21, 2021, Evan S. Posner resigned as Assistant Secretary of the Fund. Effective July 22, 2021, James E. Goundrey was appointed Assistant Secretary of the Fund.

Semi-Annual Shareholder Report

Additional Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-MFP Disclosure

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission monthly on Form N-MFP, which is available immediately upon filing. The Fund’s Form N-MFP filings are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Fund’s Form N-MFP filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Semi-Annual Shareholder Report

Privacy Policy (Unaudited)

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Income and risk tolerance * Assets and account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Semi-Annual Shareholder Report

Privacy Policy (Unaudited) (Continued)	08/2021

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Passport Research, Ltd. (“Passport”) our investment adviser, may be deemed to be affiliated with us. Passport is an indirect subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of EJMMF, unless permitted by law. We also limit sharing among EJMMF and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 1-800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Semi-Annual Shareholder Report

Investment Adviser and Administrator

Passport Research, Ltd.

12555 Manchester Road

St. Louis, MO 63131

Sub-adviser

Federated Investment Management Company

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-Administrator

Federated Administrative Services

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Accounting Services Provider

State Street Bank & Trust Co.

Channel Center

1 Iron Street

Boston, MA 02210

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. - Not Applicable to this Report.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. - Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By	/s/ Julius A. Drelick, III
Julius A. Drelick, III, President

Date 10/25/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julius A. Drelick, III
Julius A. Drelick, III, President

Date 10/25/2021

By	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date 10/25/2021